Other Operating Income and Expenses (detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Restructuring Cost and Reserve [Line Items]
Gain from plant closing			$ 5.0
Loss On Sale Of Other Assets	$ 0.2
Gain (Loss) on Disposition of Assets		$ 0.4	0.1
Environmental Remediation Expense		0.1	$ 0.3
Relationship transfer agreement		24.3
Prop 65 litigation settlement		$ 0.2
Roof Collapse Expneses	1.2
Goodwill Impairment Loss	$ 1.1